TAXATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
TAXATION
Applicable tax rates		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Current income tax for federal and state for US Proton		¥ 196	$ 28	¥ 362		¥ 1,672
Withholding tax rate		10	10
Net operating loss carryforwards		¥ 839,896						$ 121,772
Unrecognized tax benefits		67,172		81,901		65,093		9,739	$ 11,875
Unrecognized tax benefits, net deferred tax asset related to tax loss carryforwards		19,962		24,213				2,894
Unrecognized tax benefits which affect the annual effective tax rate		39,412		48,226				5,714
Uncertain tax position, impact on taxes		7,254	$ 1,052	12,918		¥ 465
Accrued interest and penalties		¥ 13,091		¥ 17,660				$ 1,898
Business tax rate		5	5
Movable property
TAXATION
Value added tax		3.00%	3.00%
Property leasing arrangement
TAXATION
Value added tax	13.00%	17.00%	17.00%
Technical service
TAXATION
Value added tax		6.00%	6.00%
United States
TAXATION
Applicable tax rates		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Singapore
TAXATION
Income tax profits | $			$ 0		$ 0		$ 0
Hong Kong
TAXATION
Income tax profits | ¥		¥ 0